UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton China
World Fund
February 28, 2022
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Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

SHAREHOLDER LETTER
Dear Shareholder:
We believe China’s market valuations may be nearing a
floor following significant negative news over 2021, paired
with near-term headwinds during 2022. These include
continued COVID-19 outbreaks and audit-related concerns
impacting U.S. listings. We expect China to maintain its zero-
COVID-19 stance well into the year to safeguard the success
of the Chinese Communist Party’s 20th National Congress
in late 2022. Investor sentiment has also been dampened by
the government’s “Common Prosperity” campaign, which is
driving new regulation across industries. In our opinion, the recent regulatory changes are partly a function of China’s
political cycle, which is likely to culminate in the National
Congress. As the political dust settles, we believe regulatory clarity should eventually return, as it has in past political cycles.
On a positive note, China’s authorities have shown that they still have a strong pro-growth agenda and have no intention
to choke the private sector with rules. They have the policy tools to stabilize growth, and we believe they are ready to
use them if needed, as evidenced by the recent cut in the
country’s reserve requirement ratio.
Decarbonization is an important trend to watch, in our
view. China’s efforts to achieve net zero carbon by 2060
could contribute significantly to the world, as the country
accounts for a large portion of global carbon emissions, and its pledge represents the majority of aggregate emissions
across countries that have committed to net zero. The
transformation of China’s energy mix will be critical, in
our opinion, as most of its emissions come from power
generation and industry. Policymakers have targeted these
areas with guidelines that enforce the adoption of green
energy, carbon-efficient manufacturing and energy storage.
We have seen growth for Chinese solar energy companies
accelerate sharply, lifting them to world-leading industry
positions in the process.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton China World Fund’s semiannual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report

Contents
Semiannual Report
Templeton China World Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 16
Notes to Financial Statements 20
Tax Information 29
Shareholder Information 30
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton China World Fund
This semiannual report for Templeton China World Fund
covers the period ended February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of “China companies.” Such
companies are those that are organized under the laws of,
or with a principal office in, the People’s Republic of China
(China), Hong Kong or Taiwan; or for which the principal
trading market is in China, Hong Kong or Taiwan; or that
derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in
China.
Performance Overview
For the six months ended February 28, 2022, the Fund’s
Class A shares posted a cumulative total return of -18.70%.
For comparison, the MSCI China Index-NR, which measures
stock market performance of mid- and large-capitalization
companies in China, posted a -16.79% cumulative total
return for the same period.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Rounds to less than 0.1%.
Economic and Market Overview
China’s economy continued to grow during the six
months ended February 28, 2022, though it faced several
challenges during the period. The Chinese government’s
“zero-COVID-19” policy led to strict lockdowns to contain
outbreaks of the virus, which particularly hurt consumer
spending. China’s year-on-year growth rate moderated in
2021’s third and fourth quarters due to supply chain issues, domestic COVID-19 outbreaks, power shortages and a
speculative bubble in the property market.
The People’s Bank of China (PBOC) cut its benchmark loan
prime rate twice during the period to spur growth, the first cuts since April 2020. The PBOC also made a significant
cash injection into the banking system in October 2021 to
support liquidity.
Chinese equities declined during the period. New regulations of internet, education and property companies, enacted
under the government’s “common prosperity” campaign,
weighed on stocks. Investor sentiment was also hurt by
a debt crisis at a major Chinese property developer, new
U.S. government restrictions on investments in Chinese
companies, the global spread of the COVID-19 Delta and
Omicron variants, and the February 2022 Russian invasion
of Ukraine. In this environment, the MSCI China All Shares
Total Return Index-NR, which measures the performance
of China share classes listed in Hong Kong, Shanghai,
Shenzhen and outside of China, posted a -11.32% total
return, and the MSCI China Index-NR posted a -16.79% total
return for the six months ended February 28, 2022.
1
Geographic Composition
2/28/22
% of Total
Net Assets
China 98.2%
Hong Kong 1.8%
Short-Term Investments & Other Net Assets* (0.0)%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Templeton China World Fund

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Semiannual Report
Investment Strategy
Our investment strategy employs a fundamental research,
value-oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset
value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its
position in its sector, the economic framework and political environment. In addition, we consider the overall potential
impacts of material environmental, social and governance
(ESG) factors on the long-term risk and return profile of a
company in its assessment.
Manager’s Discussion
During the six months under review, key contributors to
the Fund’s absolute performance included Luzhou Laojiao,
Luxshare Precision Industry and China Resources Land.
Luzhou Laojiao is a leading Chinese liquor producer. Shares
rose during the reporting period as investors returned to
the sector following a sharp correction in June and July of
2021 amid regulatory concerns. Investors also responded
positively to the approval of a new share incentive program, which aligned management performance with corporate
earnings, on expectations that it could further unlock the
company’s growth potential. Better-than-expected revenue
and net profit for the first nine months of 2021, supported by growth in mid-range and high-end products, further drove
market sentiment in the stock. Expectations of improving
retail sales and regional expansion coupled with Luzhou
Laojiao’s premium brand and solid distribution network also
supported investor sentiment.
Luxshare Precision is one of the world’s largest
manufacturers of electronic cables and connectors for use
in a wide range of products, including personal computers,
smartphones, wearable smart devices and automobiles.
A major supplier to Apple (not a Fund holding), sentiment
in Luxshare Precision improved due to anticipated upward
earnings revisions amid recovering demand in wearables
from key customers and the expansion of the company’s
new businesses. Luxshare Precision’s plans to build a
massive iPhone manufacturing complex in eastern China
also came into focus, raising hopes the company could
gain even more Apple business. Investors also viewed joint
venture plans with a Chinese automobile manufacturer to
enter the automobile assembly business positively. In late-
February 2022, the company announced a private placement
at a discount to market price to fund several projects,
including upgrading and constructing production facilities for smart wearables and precision components.
China Resources Land is one of the leading property
investment and development companies in China with a
focus on first- and second-tier cities. China Resources
Holdings (not a Fund holding), a central state-owned
enterprise, is the single largest shareholder of the company.
Despite industry headwinds, China Resources Land’s 2021
contracted sales recorded double-digit growth and exceeded
the company’s target. Investors also favored the company’s
solid recurring income yield—which grew substantially
in 2021—from its investment properties portfolio, which
consists largely of shopping malls and, to a lesser extent,
office and hotel properties. In January 2022, the company
and its majority-held subsidiary China Resources Mixc
Lifestyle Services (not a Fund holding) signed an agreement
with China Merchants Bank (also a Fund holding) for a multi-
billion U.S. dollar credit line to finance potential merger and acquisitions.
Conversely, major detractors from absolute performance
included Alibaba Group Holding, Wuxi Biologics Cayman and
Meituan Dianping.
Alibaba is the leading e-commerce company in China.
Weakening consumption trends amid repeated COVID-19
outbreaks and concerns about intensified competition in
the domestic e-commerce market weighed on sentiment
in the stock. An organizational restructure in late 2021,
following the launch of several strategic initiatives, suggested
Top 10 Holdings
2/28/22
Company
Sub-Industry
% of Total
Net Assets
a a
Tencent Holdings Ltd. 12.2%
Interactive Media & Services
Alibaba Group Holding Ltd. 8.1%
Internet & Direct Marketing Retail
China Merchants Bank Co. Ltd. 5.4%
Diversified Banks
Meituan Dianping 4.5%
Internet & Direct Marketing Retail
JD.com, Inc. 4.4%
Internet & Direct Marketing Retail
ANTA Sports Products Ltd. 4.1%
Apparel, Accessories & Luxury Goods
Luzhou Laojiao Co. Ltd. 3.9%
Distillers & Vintners
NetEase , Inc. 3.3%
Interactive Home Entertainment
Guangzhou Tinci Materials Technology Co. Ltd. 3.2%
Commodity Chemicals
Wuxi Biologics Cayman, Inc. 3.1%
Life Sciences Tools & Services

Templeton China World Fund

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Semiannual Report
management had been actively seeking solutions to
challenges faced by the company. Alibaba reported mixed
fourth-quarter 2021 corporate results with above-consensus
earnings, but slightly lower-than-expected revenue. News
of the Chinese government monitoring domestic banks’
exposure to Alibaba’s financial technology arm Ant Group
also weighed on investor sentiment. We remain confident
in the strength of Alibaba’s e-commerce ecosystem. The
company has also been pursuing a multi-engine growth
strategy for the longer term, which includes building up its cloud and international e-commerce businesses.
Wuxi Biologics is a leading, global open-access biologics
technology platform offering end-to-end solutions to clients in the discovery, development and manufacturing of biologics.
Returns were pressured by concerns that the success of oral
COVID-19 therapies could reduce the use of vaccines and
result in a decline in COVID-19 related projects for contract development and manufacturing organization companies
such as Wuxi Biologics. In early February 2022, the U.S.
Bureau of Industry and Security (BIS) added two Wuxi
Biologics subsidiaries in China to its Unverified List, which could introduce additional requirements for business deals
involving American companies. However, this step can be
viewed as more technical in nature, primarily because the
BIS has been unable to conduct the required onsite end-user
verifications due to COVID-19-related travel restrictions,
and the company has consistently received approvals over
the past decade. Wuxi Biologics noted limited near-term
earnings impact was expected and that the company was
actively engaged with the U.S. Department of Commerce to
rectify the situation. We remain confident of Wuxi Biologic’s earnings growth outlook and expertise and believe the share
price correction was larger than justified, though we continue to closely monitor developments.
Meituan operates one of the largest online platforms for local services and is also the biggest on-demand delivery operator in China. The company’s key segments include food delivery,
in-store, and hotel and travel, along with new initiatives. In
February 2022, Chinese authorities announced a series
of measures aimed at helping the recovery of the service
industries that were severely impacted by the COVID-19
pandemic. Among the measures intended to help reduce
the operating costs for food and beverage businesses, the
policy called for a reduction in service fees charged by food delivery platforms. Shares in Meituan fell sharply following the news due to worries about the impact of prolonged
regulatory actions on profitability. Although we could see
more volatility in the short-term, Meituan’s solid competitive position in core markets and strong execution track record
bode well for the company’s longer-term prospects.
In the past six months, we increased the Fund’s holdings
in the materials and financials sectors. The continued
search for what we view as undervalued investments
led to the addition of numerous new companies to the
portfolio. Key purchases included Aier Eye Hospital Group,
a China-based ophthalmic medical institution, Country
Garden Services Holdings, a Chinese residential property
management service company, and BYD, a Chinese electric
vehicle (EV) and rechargeable battery manufacturer. We
also added to existing investments in Guangzhou Tinci
Materials Technology, which produces electrolytes for EV
batteries, NIO, a Chinese EV manufacturer, and East Money
Information, a Chinese internet financial services platform
operator.
Meanwhile, we reduced the Fund’s investments in the
communication services, information technology and
consumer staples sectors in favor of opportunities that we
found more compelling, and to raise funds for dividend
and capital gains distribution during the reporting period.
In terms of key sales, we reduced holdings in Chinese
internet services provider Tencent Holdings, the previously
mentioned Luzhou Laojiao, and Chinese biopharmaceutical
company BeiGene. The Fund also divested its positions
in Vipshop Holdings, an online discount retailer for brands
in China, and Chinese property management services
providers Shimao Services Holdings and KWG Living Group
Holdings during the period.
Thank you for your continued participation in Templeton
China World Fund. We look forward to serving your future
investment needs.
Michael Lai, CFA
Lead Portfolio Manager
Eric Mok, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2022
Templeton China World Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -18.70% -23.17%
1-Year -35.09% -38.66%
5-Year +23.47% +3.13%
10-Year +22.53% +1.48%
Advisor
6-Month -18.60% -18.60%
1-Year -34.93% -34.93%
5-Year +24.97% +4.56%
10-Year +25.83% +2.32%
See page 7 for Performance Summary footnotes.

Templeton China World Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities.
The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–2/28/22)
Share Class
Long-Term
Capital Gain
A $0.4745
C $0.4745
R6 $0.4745
Advisor $0.4745
Total Annual Operating Expenses
4
Share Class
A 1.73%
Advisor 1.48%

Your Fund’s Expenses
Templeton China World Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $813.00 $8.10 $1,015.86 $9.00 1.80%
C $1,000 $809.80 $11.45 $1,012.14 $12.73 2.55%
R6 $1,000 $814.30 $6.34 $1,017.80 $7.05 1.41%
Advisor $1,000 $814.00 $6.97 $1,017.11 $7.75 1.55%

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.72 $20.71 $18.01 $22.42 $23.49 $21.51
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.11) (0.19) (0.07) 0.14 0.29
c
0.15
Net realized and unrealized gains (losses) (2.79) (0.52) 5.95 (1.76) 1.29 4.59
Total from investment operations ........ (2.90) (0.71) 5.88 (1.62) 1.58 4.74
Less distributions from:
Net investment income .............. — — (0.13) (0.30) (0.25) (0.19)
Net realized gains ................. (0.47) (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ................... (0.47) (4.28) (3.18) (2.79) (2.65) (2.76)
Net asset value, end of period .......... $12.35 $15.72 $20.71 $18.01 $22.42 $23.49
Total return
d
....................... (18.70)% (5.79)% 36.80% (6.46)% 7.26% 26.00%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.80% 1.73% 1.86% 1.87% 1.85% 1.94%
Expenses net of waiver and payments by
affiliates .......................... 1.80%
f
1.72% 1.85% 1.83% 1.85%
f
1.94%
f,g
Net investment income (loss) .......... (1.57)% (0.98)% (0.39)% 0.76% 1.26%
c
0.71%
Supplemental data
Net assets, end of period (000’s) ........ $105,557 $146,131 $164,145 $146,709 $178,315 $188,885
Portfolio turnover rate ................ 4.43% 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.46 $20.57 $17.91 $22.13 $23.12 $21.18
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.17) (0.34) (0.20) (—)
c
0.10
d
(0.03)
Net realized and unrealized gains (losses) (2.73) (0.49) 5.91 (1.72) 1.31 4.54
Total from investment operations ........ (2.90) (0.83) 5.71 (1.72) 1.41 4.51
Less distributions from:
Net investment income .............. — — — (0.01) (—)
c
—
Net realized gains ................. (0.47) (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ................... (0.47) (4.28) (3.05) (2.50) (2.40) (2.57)
Net asset value, end of period .......... $12.09 $15.46 $20.57 $17.91 $22.13 $23.12
Total return
e
....................... (19.02)% (6.51)% 35.80% (7.16)% 6.52% 24.97%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.55% 2.47% 2.61% 2.62% 2.60% 2.69%
Expenses net of waiver and payments by
affiliates .......................... 2.55%
g
2.47%
g
2.60% 2.58% 2.60%
g
2.69%
g,h
Net investment income (loss) .......... (2.34)% (1.76)% (1.15)% 0.01%
i
0.51%
d
(0.04)%
Supplemental data
Net assets, end of period (000’s) ........ $4,429 $6,502 $12,376 $15,744 $36,678 $42,577
Portfolio turnover rate ................ 4.43% 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.08%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.94 $20.88 $18.14 $22.55 $23.66 $21.68
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.08) (0.11) 0.01 0.26 0.45
c
0.27
Net realized and unrealized gains (losses) (2.84) (0.55) 5.99 (1.81) 1.25 4.59
Total from investment operations ........ (2.92) (0.66) 6.00 (1.55) 1.70 4.86
Less distributions from:
Net investment income .............. — — (0.21) (0.37) (0.41) (0.31)
Net realized gains ................. (0.47) (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ................... (0.47) (4.28) (3.26) (2.86) (2.81) (2.88)
Net asset value, end of period .......... $12.55 $15.94 $20.88 $18.14 $22.55 $23.66
Total return
d
....................... (18.57)% (5.46)% 37.42% (6.08)% 7.75% 26.62%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.54% 1.46% 1.56% 1.57% 1.50% 1.49%
Expenses net of waiver and payments by
affiliates .......................... 1.41% 1.37% 1.42% 1.42% 1.42% 1.44%
f
Net investment income (loss) .......... (1.15)% (0.59)% 0.05% 1.17% 1.69%
c
1.21%
Supplemental data
Net assets, end of period (000’s) ........ $2,551 $3,148 $3,437 $3,395 $3,412 $1,213
Portfolio turnover rate ................ 4.43% 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.26%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.97 $20.94 $18.18 $22.60 $23.68 $21.68
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.10) (0.14) (0.02) 0.20 0.35
c
0.22
Net realized and unrealized gains (losses) (2.83) (0.55) 6.01 (1.79) 1.30 4.60
Total from investment operations ........ (2.93) (0.69) 5.99 (1.59) 1.65 4.82
Less distributions from:
Net investment income .............. — — (0.18) (0.34) (0.33) (0.25)
Net realized gains ................. (0.47) (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ................... (0.47) (4.28) (3.23) (2.83) (2.73) (2.82)
Net asset value, end of period .......... $12.57 $15.97 $20.94 $18.18 $22.60 $23.68
Total return
d
....................... (18.60)% (5.61)% 37.20% (6.25)% 7.54% 26.31%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.55% 1.48% 1.61% 1.62% 1.60% 1.69%
Expenses net of waiver and payments by
affiliates .......................... 1.55%
f
1.47% 1.60% 1.58% 1.60%
f
1.69%
f,g
Net investment income (loss) .......... (1.33)% (0.73)% (0.12)% 1.01% 1.51%
c
0.96%
Supplemental data
Net assets, end of period (000’s) ........ $45,735 $63,106 $74,741 $67,189 $79,456 $83,172
Portfolio turnover rate ................ 4.43% 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Statement of Investments (unaudited), February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 100.0%
Advertising 0.3%
a,b
Mobvista , Inc., 144A, Reg S ............................. China 651,000 $ 523,811
a
Air Freight & Logistics 0.8%
SF Holding Co. Ltd., A .................................. China 124,421 1,195,185
Apparel, Accessories & Luxury Goods 4.1%
ANTA Sports Products Ltd. .............................. China 421,635 6,439,763
Auto Parts & Equipment 1.4%
Minth Group Ltd. ...................................... China 634,000 2,292,436
Automobile Manufacturers 2.7%
BYD Co. Ltd., H ...................................... China 16,000 495,801
Geely Automobile Holdings Ltd. ........................... China 162,365 302,430
a
NIO, Inc., ADR ....................................... China 153,806 3,512,929
4,311,160
Biotechnology 1.6%
a,c
BeiGene Ltd. ......................................... China 45,999 745,427
a,c
I-Mab, ADR .......................................... China 37,926 937,531
a,b
Innovent Biologics, Inc., 144A, Reg S ...................... China 172,998 780,742
2,463,700
Brewers 2.1%
China Resources Beer Holdings Co. Ltd. .................... China 429,671 3,407,058
Commodity Chemicals 3.2%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 299,997 5,097,424
Construction Machinery & Heavy Trucks 1.2%
Weichai Power Co. Ltd., H .............................. China 1,101,589 1,864,043
Construction Materials 2.3%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 511,520 3,688,457
Distillers & Vintners 3.9%
Luzhou Laojiao Co. Ltd., A ............................... China 180,739 6,249,861
Diversified Banks 5.4%
China Merchants Bank Co. Ltd., H ......................... China 1,012,508 8,534,802
Diversified Metals & Mining 1.0%
China Molybdenum Co. Ltd., H ........................... China 2,529,409 1,522,468
Electrical Components & Equipment 5.1%
Contemporary Amperex Technology Co. Ltd., A ............... China 46,563 3,993,328
Sunwoda Electronic Co. Ltd., A ........................... China 687,150 4,035,518
8,028,846
Electronic Components 3.3%
Luxshare Precision Industry Co. Ltd., A ..................... China 528,197 3,667,477
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 1,598,646
5,266,123
Financial Exchanges & Data 3.4%
East Money Information Co. Ltd., A ........................ China 560,200 2,390,584
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 61,067 2,959,123
5,349,707
Health Care Facilities 0.6%
Aier Eye Hospital Group Co. Ltd., A ........................ China 168,279 974,173

Templeton China World Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Services 0.6%
a,b
New Horizon Health Ltd., 144A, Reg S ..................... China 235,523 $ 883,689
a
Interactive Home Entertainment 3.8%
a,c
Bilibili , Inc., ADR ...................................... China 28,132 889,253
NetEase , Inc. ........................................ China 269,129 5,205,448
6,094,701
Interactive Media & Services 15.6%
a
Baidu, Inc., ADR ...................................... China 29,386 4,479,602
a,b
Kuaishou Technology, 144A, Reg S ........................ China 80,000 925,799
Tencent Holdings Ltd. .................................. China 356,648 19,245,320
24,650,721
Internet & Direct Marketing Retail 16.9%
a
Alibaba Group Holding Ltd. .............................. China 973,557 12,815,866
a,d
JD.com, Inc., A ....................................... China 193,947 6,927,724
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 317,463 7,052,536
26,796,126
Internet Services & Infrastructure 1.5%
a,c
GDS Holdings Ltd., ADR ................................ China 53,869 2,398,248
a
Life & Health Insurance 2.9%
Ping An Insurance Group Co. of China Ltd., H ................ China 600,443 4,655,664
Life Sciences Tools & Services 4.7%
b
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 54,300 610,936
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 136,031 1,936,339
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 589,898 4,879,325
7,426,600
Real Estate Development 1.3%
China Resources Land Ltd. .............................. China 415,467 2,020,970
Real Estate Operating Companies 1.1%
b
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 460,769 825,944
Country Garden Services Holdings Co. Ltd. .................. China 157,500 942,164
1,768,108
Restaurants 0.6%
Yum China Holdings, Inc. ............................... China 18,460 960,289
Semiconductor Equipment 1.1%
a
Daqo New Energy Corp., ADR ........................... China 34,780 1,668,049
a
Semiconductors 5.2%
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 695,083 3,621,247
Will Semiconductor Co. Ltd. Shanghai, A .................... China 117,381 4,611,876
8,233,123
Specialty Stores 2.3%
China Tourism Group Duty Free Corp. Ltd., A ................ China 110,757 3,581,612
Total Common Stocks (Cost $125,458,391) .....................................
158,346,917

Templeton China World Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 406,347 $ 406,347
Total Money Market Funds (Cost $406,347) .....................................
406,347
g
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 867,146 867,146
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$867,146) ...................................................................
867,146
Total Short Term Investments (Cost $1,273,493 ) .................................
1,273,493
a
Total Investments (Cost $126,731,884) 100.8% ..................................
$159,620,410
Other Assets, less Liabilities (0.8)% ...........................................
(1,348,531)
Net Assets 100.0% ...........................................................
$158,271,879
See Abbreviations on page 28 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $22,040,368, representing 13.9% of net assets.
c
A portion or all of the security is on loan at February 28, 2022. See Note 1(d).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding securities on loan.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $125,458,391
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,273,493
Value - Unaffiliated issuers (Includes securities loaned of $1,865,198) ................................. $158,346,917
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,273,493
Cash .................................................................................... 5,419
Receivables:
Capital shares sold ........................................................................ 50,994
Total assets .......................................................................... 159,676,823
Liabilities:
Payables:
Capital shares redeemed ................................................................... 156,526
Management fees ......................................................................... 162,706
Distribution fees .......................................................................... 24,944
Transfer agent fees ........................................................................ 24,926
Professional fees ......................................................................... 72,659
Trustees' fees and expenses ................................................................. 10,322
Payable upon return of securities loaned (Note 1 d ) .................................................. 867,146
Accrued expenses and other liabilities ........................................................... 85,715
Total liabilities ......................................................................... 1,404,944
Net assets, at value ................................................................. $158,271,879
Net assets consist of:
Paid-in capital ............................................................................. $124,296,325
Total distributable earnings (losses) ............................................................. 33,975,554
Net assets, at value ................................................................. $158,271,879

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $105,557,316
Shares outstanding ........................................................................ 8,547,078
Net asset value per share
a
.................................................................. $12.35
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.07
Class C:
Net assets, at value ....................................................................... $4,428,556
Shares outstanding ........................................................................ 366,201
Net asset value and maximum offering price per share
a
............................................. $12.09
Class R6:
Net assets, at value ....................................................................... $2,550,653
Shares outstanding ........................................................................ 203,207
Net asset value and maximum offering price per share ............................................. $12.55
Advisor Class:
Net assets, at value ....................................................................... $45,735,354
Shares outstanding ........................................................................ 3,638,876
Net asset value and maximum offering price per share ............................................. $12.57
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $12,728)
Unaffiliated issuers ........................................................................ $210,212
Non-controlled affiliates (Note 3 f ) ............................................................. 22
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 12,330
Non-controlled affiliates (Note 3 f ) ............................................................. 32
Total investment income ................................................................... 222,596
Expenses:
Management fees (Note 3 a ) ................................................................... 1,158,248
Distribution fees: (Note 3c )
    Class A ................................................................................ 161,270
    Class C ................................................................................ 28,155
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 110,921
    Class C ................................................................................ 4,840
    Class R6 ............................................................................... 2,438
    Advisor Class ............................................................................ 48,238
Custodian fees ............................................................................. 8,842
Reports to shareholders fees .................................................................. 30,119
Registration and filing fees .................................................................... 51,235
Professional fees ........................................................................... 59,952
Trustees' fees and expenses .................................................................. 12,375
Other .................................................................................... 11,263
Total expenses ......................................................................... 1,687,896
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,266)
Net expenses ......................................................................... 1,686,630
Net investment income (loss) ............................................................ (1,464,034)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 6,730,559
Foreign currency transactions ................................................................ (2,862)
Net realized gain (loss) .................................................................. 6,727,697
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (43,131,518)
Translation of other assets and liabilities denominated in foreign currencies .............................. (138)
Net change in unrealized appreciation (depreciation) ............................................ (43,131,656)
Net realized and unrealized gain (loss) ............................................................ (36,403,959)
Net increase (decrease) in net assets resulting from operations .......................................... $(37,867,993)

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton China World Fund
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,464,034) $(2,503,988)
Net realized gain (loss) ................................................. 6,727,697 9,638,771
Net change in unrealized appreciation (depreciation) ........................... (43,131,656) (22,290,912)
Net increase (decrease) in net assets resulting from operations ................ (37,867,993) (15,156,129)
Distributions to shareholders:
Class A ............................................................. (4,088,071) (33,391,528)
Class C ............................................................. (182,703) (2,395,172)
Class R6 ............................................................ (94,644) (675,504)
Advisor Class ........................................................ (1,781,749) (15,703,974)
Total distributions to shareholders .......................................... (6,147,167) (52,166,178)
Capital share transactions: (Note 2 )
Class A ............................................................. (11,247,810) 25,270,800
Class C ............................................................. (778,601) (3,202,083)
Class R6 ............................................................ 83,476 680,766
Advisor Class ........................................................ (4,656,079) 8,760,434
Total capital share transactions ............................................ (16,599,014) 31,509,917
Net increase (decrease) in net assets ................................... (60,614,174) (35,812,390)
Net assets:
Beginning of period ..................................................... 218,886,053 254,698,443
End of period .......................................................... $158,271,879 $218,886,053

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as "market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton China World Fund
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Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at February 28,
2022, the Fund held $1,040,660 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 510,826 $7,510,613 2,040,801 $39,821,253
Shares issued in reinvestment of distributions .......... 291,219 3,969,320 1,828,143 32,412,982
Shares redeemed ............................... (1,550,610) (22,727,743) (2,498,230) (46,963,435)
Net increase (decrease) .......................... (748,565) $(11,247,810) 1,370,714 $25,270,800
Class C Shares:
Shares sold ................................... 15,648 $224,792 147,071 $2,855,255
Shares issued in reinvestment of distributions .......... 13,591 181,578 134,598 2,359,504
Shares redeemed
a
.............................. (83,573) (1,184,971) (462,755) (8,416,842)
Net increase (decrease) .......................... (54,334) $(778,601) (181,086) $(3,202,083)
Class R6 Shares:
Shares sold ................................... 19,609 $292,206 89,251 $1,812,885
Shares issued in reinvestment of distributions .......... 6,839 94,644 37,670 675,420
Shares redeemed ............................... (20,740) (303,374) (94,012) (1,807,539)
Net increase (decrease) .......................... 5,708 $83,476 32,909 $680,766
Advisor Class Shares:
Shares sold ................................... 223,400 $3,304,545 1,124,126 $22,740,914
Shares issued in reinvestment of distributions .......... 116,366 1,612,832 785,723 14,135,152
Shares redeemed ............................... (652,503) (9,573,456) (1,527,472) (28,115,632)
Net increase (decrease) .......................... (312,737) $(4,656,079) 382,377 $8,760,434
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays an investment management fee, computed weekly and paid monthly, to Asset Management based on the average weekly net assets of the Fund as follows:
For the period ended February 28, 2022, the annualized gross effective investment management fee rate was 1.20% of the
Fund’s average weekly net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund's average weekly net assets, and is not an additional expense of the Fund. Effective March 1, 2022, the subadvisory agreement was terminated.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
1.200% Up to and including $1 billion
1.150% Over $1 billion, up to and including $5 billion
1.100% Over $5 billion, up to and including $10 billion
1.050% Over $10 billion, up to and including $15 billion
1.000% In excess of $15 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $166,437, of which $81,130 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2022, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,985
CDSC retained .............................................................................. $4,373
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 769,213 $ 10,202,570 $ (10,565,436) $ — $ — $ 406,347 406,347 $ 22
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $10,514,090 $(9,646,944) $— $— $867,146 867,146 $32
Total Affiliated Securities ... $769,213 $20,716,660 $(20,212,380) $— $— $1,273,493 $54
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.60% based on the average net assets of each class until December 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2022.
4. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2021, the Fund deferred post-October capital losses of $1,108,661 and late-year ordinary losses of $1,038,183.
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$8,562,373 and $32,481,303, respectively.
At February 28, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$867,146 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China (PRC), Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the PRC and listed on the Shanghai and Shenzhen
Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional
Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Cost of investments .......................................................................... $126,731,884
Unrealized appreciation ........................................................................ $48,688,045
Unrealized depreciation ........................................................................ (15,799,519)
Net unrealized appreciation (depreciation) .......................................................... $32,888,526
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton China World Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 523,811 $ — $ 523,811
Air Freight & Logistics ................... — 1,195,185 — 1,195,185
Apparel, Accessories & Luxury Goods ....... — 6,439,763 — 6,439,763
Auto Parts & Equipment ................. — 2,292,436 — 2,292,436
Automobile Manufacturers ............... 3,512,929 798,231 — 4,311,160
Biotechnology ......................... 937,531 1,526,169 — 2,463,700
Brewers ............................. — 3,407,058 — 3,407,058
Commodity Chemicals .................. — 5,097,424 — 5,097,424
Construction Machinery & Heavy Trucks ..... — 1,864,043 — 1,864,043
Construction Materials .................. — 3,688,457 — 3,688,457
Distillers & Vintners ..................... — 6,249,861 — 6,249,861
Diversified Banks ...................... — 8,534,802 — 8,534,802
Diversified Metals & Mining ............... — 1,522,468 — 1,522,468
Electrical Components & Equipment ........ — 8,028,846 — 8,028,846
Electronic Components .................. — 5,266,123 — 5,266,123
Financial Exchanges & Data .............. — 5,349,707 — 5,349,707
Health Care Facilities ................... — 974,173 — 974,173
Health Care Services ................... — 883,689 — 883,689
Interactive Home Entertainment ........... 889,253 5,205,448 — 6,094,701
Interactive Media & Services .............. 4,479,602 20,171,119 — 24,650,721
Internet & Direct Marketing Retail .......... — 26,796,126 — 26,796,126
Internet Services & Infrastructure .......... 2,398,248 — — 2,398,248
Life & Health Insurance .................. — 4,655,664 — 4,655,664
Life Sciences Tools & Services ............ — 7,426,600 — 7,426,600
Real Estate Development ................ — 2,020,970 — 2,020,970
Real Estate Operating Companies ......... — 1,768,108 — 1,768,108
Restaurants .......................... 960,289 — — 960,289
Semiconductor Equipment ............... 1,668,049 — — 1,668,049
Semiconductors ....................... — 8,233,123 — 8,233,123
Specialty Stores ....................... — 3,581,612 — 3,581,612
Short Term Investments ................... 1,273,493 — — 1,273,493
Total Investments in Securities ........... $16,119,394 $143,501,016
a
$— $159,620,410
a
Includes foreign securities valued at $143,501,016, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton China World Fund
Tax Information (unaudited)

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Semiannual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year was received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund elected to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2021:
Amount Reported
Foreign Taxes Paid $117,600
Foreign Source Income Earned $701,949

Templeton China World Fund
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON CHINA WORLD FUND
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Templeton Asset Management Ltd. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Trustees reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the
services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows;
and (v) whether fee levels reflect these economies of scale
for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund. The Board noted
management’s continued focus on enhancing the leadership
of the Templeton Global Equity Group and commitment to
providing the resources important to delivering sustainable
returns. The Board also acknowledged the ongoing
integration of the Legg Mason family of funds into the
FT family of funds and developing strategies to address
areas of heightened concern in the mutual fund industry,
including various regulatory initiatives and recent geopolitical concerns.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional China region funds. The Board noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management noted
that the Fund outperformed its benchmark, the MSCI
China Index-NR, on both a gross and net basis for the
one-, three- and five-year periods. Management explained
that the Performance Universe, which included funds that
were single country or sector/thematic passively managed
exchange-traded funds and funds that had more exposure to
China A-Shares than the Fund, were not directly comparable
to the Fund. Management further explained that China-A
Shares largely outperformed offshore counterparts (stocks
listed in Hong Kong and overseas) primarily invested in
by the Fund. Management also explained that the Fund’s
performance had recently improved, ranking in the 34th
percentile of the Performance Universe for the one-
month period ended January 31, 2022. Management then
discussed with the Board the actions that are being taken
in an effort to improve the performance of the Fund and the
global equity funds as a whole. Management specifically
highlighted the strategic initiatives being undertaken in the
Templeton Global Equity Group, including enhancements to
the leadership of the group and the commitment of additional resources important to delivering sustainable returns. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and Class A or Class
M for other funds in the Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
eight other China region funds. The Board noted that the
Management Rate was above the median of its Expense
Group and the actual total expense ratio for the Fund was
approximately six basis points above the median of its

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Expense Group. The Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

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Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

188 S 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton China World Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee
of Listed Registrants.
   N/A

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives
.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022